Organization	12 Months Ended
Dec. 31, 2011
Organization And Basis Of Presentation [Abstract]
Organization and Basis of Presentation

Reinsurance Group of America, Incorporated

Notes to consolidated financial statements

For the years ended December 31, 2011, 2010 and 2009

Note 1 ORGANIZATION

Reinsurance Group of America, Incorporated ("RGA") is an insurance holding company that was formed on December 31, 1992. The consolidated financial statements include the assets, liabilities, and results of operations of RGA, RGA Reinsurance Company ("RGA Reinsurance"), Reinsurance Company of Missouri, Incorporated (“RCM”), RGA Reinsurance Company (Barbados) Ltd. ("RGA Barbados"), RGA Americas Reinsurance Company, Ltd. ("RGA Americas"), RGA Atlantic Reinsurance Company, Ltd. (“RGA Atlantic”), RGA Life Reinsurance Company of Canada ("RGA Canada"), RGA Reinsurance Company of Australia, Limited ("RGA Australia") and RGA International Reinsurance Company ("RGA International") as well as other subsidiaries, which are primarily wholly owned (collectively, the "Company").

The Company is primarily engaged in the reinsurance of individual and group coverages for traditional life and health, longevity, disability income, annuity and critical illness products, and financial reinsurance. Reinsurance is an arrangement under which an insurance company, the reinsurer, agrees to indemnify another insurance company, the ceding company, for all or a portion of the insurance risks underwritten by the ceding company. Reinsurance is designed to (i) reduce the net liability on individual risks, thereby enabling the ceding company to increase the volume of business it can underwrite, as well as increase the maximum risk it can underwrite on a single life or risk; (ii) stabilize operating results by leveling fluctuations in the ceding company's loss experience; (iii) assist the ceding company to meet applicable regulatory requirements; and (iv) enhance the ceding company's financial strength and surplus position.